Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	dpt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Floating Rate Fund

The “Non-diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.

DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Floating Rate Fund

The “Non-diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.